UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from September 1, 2020 to September 30, 2020
Commission File Number of issuing entity: 333-227766
Central Index Key Number of issuing entity: 0001159408
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-227766-01
Central Index Key Number of depositor: 0000872471
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-227766-02
Central Index Key Number of depositor: 0001061198
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Central Index Key Number of Sponsor: 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 1011 Centre Road, Suite 203 Wilmington, Delaware (Address of principal executive offices)	19805 (zip code)
(800) 934-6802
(Telephone Number, including area code)
Registered/reporting pursuant to (check on

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

Series 2017-3 Class A, B, C, D Asset Backed Notes			X
Series 2018-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2018-2 Class A, B, C, D Asset Backed Notes			X
Series 2018-3 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2018-4 Class A, B, C, D Asset Backed Notes			X
Series 2019-1 Class A, B, C, D Asset Backed Notes			X
Series 2019-2 Class A, B, C, D Asset Backed Notes			X
Series 2019-3 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2019-4 Class A, B, C, D Asset Backed Notes			X
Series 2020-1 Class A-1, A-2, B, C, D Asset Backed Notes			X
Series 2020-2 Class A, B, C, D Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

    Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

Series 2020-1 Asset Backed Securities

On September 18, 2020, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $1,324,013,000 Series 2020-1 Asset Backed Notes, consisting of the $1,000,000,000 Class A-1 Notes, the $150,000,000 Class A-2 Notes, the $68,092,000 Class B Notes, the $60,526,000 Class C Notes and the $45,395,000 Class D Notes (collectively, the "Series 2020-1 Notes").

The Class A-1, Class A-2, Class B, Class C, and Class D Notes (the "Series 2020-1 Offered Notes") were publicly registered under the Securities Act of 1933 (Commission file number 333-227766), and are described in the prospectus filed by the Trust on September 17, 2020 pursuant to Rule 424(b)(2) of the Securities Act of 1933. The principal underwriters, aggregate offering price and aggregate underwriting discounts or commissions for the Series 2020-1 Offered Notes are described in the prospectus.

Each series of notes issued by the Trust, including the Series 2020-1 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the prospectus. Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each such series' floating investor percentage or fixed investor percentage, as described in the prospectus. A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus. Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordinated amount, can be found in the monthly investor report attached to this Form 10-D.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Series 2020-2 Asset Backed Securities

On September 18, 2020, Ford Credit Floorplan Master Owner Trust A (the "Trust") issued its $863,487,000 Series 2020-2 Asset Backed Notes, consisting of the $750,000,000 Class A Notes, the $44,408,000 Class B Notes, the $39,474,000 Class C Notes and the $29,605,000 Class D Notes (collectively, the "Series 2020-2 Notes").

The Class A, Class B, and Class C Notes (the "Series 2020-2 Offered Notes") were publicly registered under the Securities Act of 1933 (Commission file number 333-227766), and are described in the prospectus filed by the Trust on September 17, 2020 pursuant to Rule 424(b)(2) of the Securities Act of 1933. The principal underwriters, aggregate offering price and aggregate underwriting discounts or commissions for the Series 2020-2 Offered Notes are described in the prospectus. The Class D Notes were retained by Ford Credit Floorplan LLC and Ford Credit Floorplan Corporation.

Each series of notes issued by the Trust, including the Series 2020-2 Notes, is secured by the Trust's assets, which primarily consist of a revolving pool of receivables as described in the prospectus. Interest and principal collections on the receivables are allocated to each series of notes for each collection period based on each such series' floating investor percentage or fixed investor percentage, as described in the prospectus. A portion of the interest and principal collections on the receivables otherwise allocable to the depositor interest in the Trust is available to cover certain shortfalls in payments on each series of notes, up to the available subordinated amount for that series, as described in the prospectus. Relevant information for each series of notes, including the adjusted invested amount, the floating investor percentage, the fixed investor percentage (if applicable), and the required subordinated amount, can be found in the monthly investor report attached to this Form 10-D.

The Trust may issue additional series of notes without the consent of, or the giving of notice to, the noteholders of any series of notes, subject to the satisfaction of certain conditions described in the prospectus.

Item 10. Exhibits.

(a) Documents filed as part of this report:
Exhibit 99.1	Ford Credit Floorplan Master Owner Trust A Monthly Investor Report

(b) Exhibits required by this Form and Item 601 of Regulation S-K:
None

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer
Date: October 28, 2020

4